INCOME TAX - Unrecognized Income Tax Benefits - Reconciliation (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period	$ 4.2	₽ 290	₽ 580	₽ 37
Increases related to prior years tax positions	0.1	9	98	478
Decreases related to prior years tax positions	(1.6)	(111)	(13)	(9)
Increases related to current year tax positions	0.7	51	41	74
Settlements			(416)
Balance at the end of the period	$ 3.4	₽ 239	₽ 290	₽ 580